Quarterly Holdings Report
for
Fidelity SAI Sustainable Core Plus Bond Fund
May 31, 2022

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (SAI) - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with SAI.
SSU-NPRT3-0722
1.9904897.100
Corporate Bonds - 47.6%
		Principal Amount (a)	Value ($)
Convertible Bonds - 0.1%
COMMUNICATION SERVICES - 0.1%
Media - 0.1%
DISH Network Corp. 3.375% 8/15/26		24,000	18,092

Nonconvertible Bonds - 47.5%
COMMUNICATION SERVICES - 4.7%
Diversified Telecommunication Services - 2.1%
Frontier Communications Holdings LLC 8.75% 5/15/30 (b)		10,000	10,543
Level 3 Financing, Inc. 3.75% 7/15/29 (b)		46,000	39,222
Lumen Technologies, Inc. 5.375% 6/15/29 (b)		16,000	13,720
TELUS Corp. 3.4% 5/13/32		130,000	120,661
Verizon Communications, Inc.:
2.355% 3/15/32		70,000	60,288
3.875% 3/1/52		270,000	241,946
Virgin Media Finance PLC 5% 7/15/30 (b)		8,000	7,142
Zayo Group Holdings, Inc. 6.125% 3/1/28 (b)		18,000	14,400
			507,922
Entertainment - 0.6%
Cinemark U.S.A., Inc. 5.25% 7/15/28 (b)		10,000	8,986
The Walt Disney Co. 2.65% 1/13/31		140,000	126,697
			135,683
Interactive Media & Services - 0.0%
Twitter, Inc. 3.875% 12/15/27 (b)		10,000	9,623

Media - 1.5%
Altice Financing SA 5.75% 8/15/29 (b)		24,000	21,480
Altice France Holding SA 6% 2/15/28 (b)		32,000	26,680
CCO Holdings LLC/CCO Holdings Capital Corp. 4.75% 2/1/32 (b)		23,000	20,470
DIRECTV Financing LLC / DIRECTV Financing Co-Obligor, Inc. 5.875% 8/15/27 (b)		10,000	9,430
Magallanes, Inc.:
4.279% 3/15/32(b)		135,000	126,177
5.141% 3/15/52(b)		141,000	126,159
News Corp. 3.875% 5/15/29 (b)		18,000	16,651
Nexstar Broadcasting, Inc. 4.75% 11/1/28 (b)		8,000	7,540
TEGNA, Inc. 4.75% 3/15/26 (b)		8,000	7,964
Univision Communications, Inc. 9.5% 5/1/25 (b)		5,000	5,203
UPC Broadband Finco BV 4.875% 7/15/31 (b)		8,000	7,337
			375,091
Wireless Telecommunication Services - 0.5%
Millicom International Cellular SA 4.5% 4/27/31 (b)		8,000	6,876
Rogers Communications, Inc.:
3.2% 3/15/27(b)		60,000	58,341
4.55% 3/15/52(b)		70,000	65,022
			130,239
TOTAL COMMUNICATION SERVICES			1,158,558

CONSUMER DISCRETIONARY - 4.4%
Auto Components - 0.0%
Patrick Industries, Inc. 4.75% 5/1/29 (b)		12,000	9,630

Automobiles - 0.1%
McLaren Finance PLC 7.5% 8/1/26 (b)		4,000	3,214
Rivian Holdco & Rivian LLC & Rivian Automotive LLC 6 month U.S. LIBOR + 5.620% 7.1766% 10/15/26 (b)(c)(d)		8,000	7,620
			10,834
Diversified Consumer Services - 0.3%
Adtalem Global Education, Inc. 5.5% 3/1/28 (b)		10,000	9,275
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (b)		6,000	5,838
Sotheby's 7.375% 10/15/27 (b)		20,000	19,533
StoneMor, Inc. 8.5% 5/15/29 (b)		6,000	5,745
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (b)		36,000	35,707
			76,098
Hotels, Restaurants & Leisure - 0.5%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 3.5% 2/15/29 (b)		13,000	11,920
Constellation Merger Sub, Inc. 8.5% 9/15/25 (b)		8,000	7,200
Hilton Domestic Operating Co., Inc. 3.625% 2/15/32 (b)		26,000	22,555
Life Time, Inc. 8% 4/15/26 (b)		10,000	9,811
MajorDrive Holdings IV LLC 6.375% 6/1/29 (b)		12,000	9,186
MGM Resorts International 4.75% 10/15/28		8,000	7,281
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (b)		30,000	27,602
Yum! Brands, Inc. 4.625% 1/31/32		34,000	31,925
			127,480
Household Durables - 0.4%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 5% 6/15/29 (b)		10,000	8,454
The Berkeley Group PLC 2.5% 8/11/31 (Reg. S)	GBP	100,000	100,034
			108,488
Internet & Direct Marketing Retail - 0.1%
Match Group Holdings II LLC 4.625% 6/1/28 (b)		10,000	9,315
Terrier Media Buyer, Inc. 8.875% 12/15/27 (b)		16,000	14,520
			23,835
Multiline Retail - 0.1%
Macy's Retail Holdings LLC 5.875% 4/1/29 (b)		8,000	7,531
Nordstrom, Inc. 4.375% 4/1/30		12,000	10,494
			18,025
Specialty Retail - 2.3%
At Home Group, Inc. 4.875% 7/15/28 (b)		8,000	6,447
Bath & Body Works, Inc. 6.95% 3/1/33		8,000	7,037
Carvana Co. 5.625% 10/1/25 (b)		20,000	17,618
Gap, Inc. 3.625% 10/1/29 (b)		12,000	8,790
LBM Acquisition LLC 6.25% 1/15/29 (b)		10,000	7,755
Lowe's Companies, Inc.:
3.75% 4/1/32		130,000	123,961
4.25% 4/1/52		130,000	118,270
Michaels Companies, Inc. 5.25% 5/1/28 (b)		24,000	19,740
Rent-A-Center, Inc. 6.375% 2/15/29 (b)		8,000	7,010
The Home Depot, Inc. 3.25% 4/15/32		130,000	124,428
TJX Companies, Inc. 3.875% 4/15/30		120,000	118,850
Victoria's Secret & Co. 4.625% 7/15/29 (b)		8,000	6,580
			566,486
Textiles, Apparel & Luxury Goods - 0.6%
Crocs, Inc. 4.125% 8/15/31 (b)		18,000	14,358
Hanesbrands, Inc. 4.625% 5/15/24 (b)		10,000	9,950
Tapestry, Inc. 3.05% 3/15/32		140,000	118,598
			142,906
TOTAL CONSUMER DISCRETIONARY			1,083,782

CONSUMER STAPLES - 1.8%
Beverages - 0.0%
Triton Water Holdings, Inc. 6.25% 4/1/29 (b)		12,000	9,379

Food & Staples Retailing - 0.5%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC 3.25% 3/15/26 (b)		12,000	11,247
Alimentation Couche-Tard, Inc. 3.625% 5/13/51 (b)		150,000	112,548
U.S. Foods, Inc. 4.625% 6/1/30 (b)		8,000	7,344
			131,139
Food Products - 1.2%
Darling Ingredients, Inc.:
5.25% 4/15/27(b)		42,000	41,160
6% 6/15/30(b)		5,000	5,000
General Mills, Inc. 2.25% 10/14/31		290,000	244,748
TreeHouse Foods, Inc. 4% 9/1/28		8,000	6,920
			297,828
Household Products - 0.1%
Energizer Holdings, Inc. 4.375% 3/31/29 (b)		12,000	10,147

TOTAL CONSUMER STAPLES			448,493

ENERGY - 1.2%
Energy Equipment & Services - 0.2%
Archrock Partners LP / Archrock Partners Finance Corp. 6.25% 4/1/28 (b)		12,000	11,700
CGG SA 8.75% 4/1/27 (b)		16,000	15,280
Oceaneering International, Inc. 6% 2/1/28		12,000	11,005
Transocean Guardian Ltd. 5.875% 1/15/24 (b)		7,277	6,958
Transocean Sentry Ltd. 5.375% 5/15/23 (b)		7,473	7,248
Weatherford International Ltd. 8.625% 4/30/30 (b)		8,000	7,541
			59,732
Oil, Gas & Consumable Fuels - 1.0%
California Resources Corp. 7.125% 2/1/26 (b)		26,000	26,650
CNX Resources Corp. 6% 1/15/29 (b)		4,000	3,973
CVR Energy, Inc. 5.25% 2/15/25 (b)		24,000	23,582
Energean PLC 6.5% 4/30/27 (b)		10,000	9,455
Holly Energy Partners LP/Holly Energy Finance Corp. 5% 2/1/28 (b)		10,000	9,399
MEG Energy Corp. 5.875% 2/1/29 (b)		30,000	29,929
New Fortress Energy, Inc. 6.5% 9/30/26 (b)		27,000	26,293
Northern Oil & Gas, Inc. 8.125% 3/1/28 (b)		8,000	8,180
Occidental Petroleum Corp. 5.5% 12/1/25		36,000	37,260
SM Energy Co. 6.5% 7/15/28		8,000	7,945
Teine Energy Ltd. 6.875% 4/15/29 (b)		18,000	17,820
Western Gas Partners LP 3.6% 2/1/25		38,000	37,107
			237,593
TOTAL ENERGY			297,325

FINANCIALS - 12.3%
Banks - 6.9%
AIB Group PLC 2.875% 5/30/31 (Reg. S) (c)	EUR	100,000	101,311
Banco Bilbao Vizcaya Argentaria SA 1% 1/16/30 (Reg. S) (c)	EUR	100,000	100,489
Bank of America Corp.:
2.456% 10/22/25(c)		260,000	251,853
2.687% 4/22/32(c)		70,000	61,005
Citigroup, Inc.:
2.014% 1/25/26(c)		260,000	247,439
4.91% 5/24/33(c)		32,000	32,862
ING Groep NV 1.4% 7/1/26 (b)(c)		200,000	183,492
Intesa Sanpaolo SpA 4% 9/23/29 (b)		210,000	192,696
JPMorgan Chase & Co.:
0.768% 8/9/25(c)		260,000	244,478
2.963% 1/25/33(c)		70,000	62,495
KBC Group NV 0.5% 12/3/29 (c)	EUR	100,000	100,141
NatWest Group PLC 2.057% 11/9/28 (Reg. S) (c)	GBP	100,000	114,717
			1,692,978
Capital Markets - 2.4%
Coinbase Global, Inc.:
3.375% 10/1/28(b)		8,000	5,848
3.625% 10/1/31(b)		5,000	3,375
Goldman Sachs Group, Inc. 3.615% 3/15/28 (c)		130,000	126,768
Hightower Holding LLC 6.75% 4/15/29 (b)		10,000	8,438
Morgan Stanley:
0.864% 10/21/25(c)		270,000	252,802
2.943% 1/21/33(c)		70,000	62,329
State Street Corp. 3.031% 11/1/34 (c)		130,000	118,055
StoneX Group, Inc. 8.625% 6/15/25 (b)		6,000	6,186
			583,801
Consumer Finance - 0.7%
Ally Financial, Inc. 2.2% 11/2/28		140,000	118,959
Enova International, Inc. 8.5% 9/15/25 (b)		8,000	7,180
OneMain Finance Corp. 3.875% 9/15/28		46,000	39,849
PROG Holdings, Inc. 6% 11/15/29 (b)		8,000	7,090
			173,078
Insurance - 2.3%
AIA Group Ltd. 3.375% 4/7/30 (b)		200,000	190,886
Equitable Financial Life Global Funding 1.3% 7/12/26 (b)		200,000	180,960
Marsh & McLennan Companies, Inc. 2.375% 12/15/31		210,000	181,490
			553,336
Mortgage Real Estate Investment Trusts - 0.0%
New Residential Investment Corp. 6.25% 10/15/25 (b)		8,000	7,520

Thrifts & Mortgage Finance - 0.0%
Radian Group, Inc. 6.625% 3/15/25		8,000	8,246

TOTAL FINANCIALS			3,018,959

HEALTH CARE - 4.1%
Biotechnology - 1.0%
Amgen, Inc. 3% 2/22/29		260,000	246,101
Emergent BioSolutions, Inc. 3.875% 8/15/28 (b)		10,000	7,905
			254,006
Health Care Providers & Services - 1.4%
Akumin Escrow, Inc. 7.5% 8/1/28 (b)		8,000	5,870
Cano Health, Inc. 6.25% 10/1/28 (b)		22,000	19,541
Cigna Corp. 3.4% 3/15/51		150,000	119,862
Community Health Systems, Inc.:
5.25% 5/15/30(b)		10,000	8,614
6.875% 4/15/29(b)		10,000	7,813
HealthEquity, Inc. 4.5% 10/1/29 (b)		18,000	16,785
Horizon Pharma U.S.A., Inc. 5.5% 8/1/27 (b)		8,000	8,030
Humana, Inc. 3.7% 3/23/29		130,000	127,016
RegionalCare Hospital Partners Holdings, Inc. 5.375% 1/15/29 (b)		12,000	10,111
Tenet Healthcare Corp.:
4.375% 1/15/30(b)		8,000	7,464
6.125% 10/1/28(b)		5,000	4,881
			335,987
Health Care Technology - 0.1%
IQVIA, Inc. 5% 5/15/27 (b)		12,000	12,008
Minerva Merger Sub, Inc. 6.5% 2/15/30 (b)		10,000	9,175
			21,183
Life Sciences Tools & Services - 0.1%
Charles River Laboratories International, Inc. 3.75% 3/15/29 (b)		18,000	16,678
Syneos Health, Inc. 3.625% 1/15/29 (b)		12,000	10,558
			27,236
Pharmaceuticals - 1.5%
AstraZeneca Finance LLC 1.75% 5/28/28		140,000	126,504
Bristol-Myers Squibb Co. 2.95% 3/15/32		70,000	65,714
Catalent Pharma Solutions 3.5% 4/1/30 (b)		18,000	16,169
HLF Financing SARL LLC / Herbalife International, Inc. 4.875% 6/1/29 (b)		12,000	8,626
Jazz Securities DAC 4.375% 1/15/29 (b)		18,000	17,370
Zoetis, Inc. 2% 5/15/30		140,000	120,813
			355,196
TOTAL HEALTH CARE			993,608

INDUSTRIALS - 3.0%
Aerospace & Defense - 0.2%
Bombardier, Inc. 6% 2/15/28 (b)		37,000	30,810
Howmet Aerospace, Inc. 3% 1/15/29		8,000	7,238
Triumph Group, Inc. 8.875% 6/1/24 (b)		10,000	10,363
			48,411
Building Products - 0.5%
Carrier Global Corp. 2.493% 2/15/27		130,000	120,703
Cornerstone Building Brands, Inc. 6.125% 1/15/29 (b)		8,000	5,931
			126,634
Commercial Services & Supplies - 0.3%
APX Group, Inc. 5.75% 7/15/29 (b)		12,000	10,159
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (b)		14,000	11,522
Covanta Holding Corp. 4.875% 12/1/29 (b)		10,000	8,797
KAR Auction Services, Inc. 5.125% 6/1/25 (b)		8,000	8,020
Nielsen Finance LLC/Nielsen Finance Co. 4.5% 7/15/29 (b)		14,000	13,229
Pitney Bowes, Inc. 6.875% 3/15/27 (b)		8,000	7,076
Stericycle, Inc. 3.875% 1/15/29 (b)		24,000	21,790
			80,593
Construction & Engineering - 0.1%
AECOM 5.125% 3/15/27		12,000	11,984
IEA Energy Services LLC 6.625% 8/15/29 (b)		8,000	6,900
Pike Corp. 5.5% 9/1/28 (b)		4,000	3,383
			22,267
Electrical Equipment - 0.1%
Atkore, Inc. 4.25% 6/1/31 (b)		8,000	7,300
Sensata Technologies BV 4% 4/15/29 (b)		8,000	7,698
			14,998
Industrial Conglomerates - 0.5%
Honeywell International, Inc. 1.75% 9/1/31		140,000	119,268

Machinery - 1.0%
Ingersoll-Rand Luxembourg Finance SA 3.8% 3/21/29		130,000	124,818
Manitowoc Co., Inc. 9% 4/1/26 (b)		6,000	6,022
Otis Worldwide Corp. 2.565% 2/15/30		140,000	123,206
			254,046
Marine - 0.0%
Seaspan Corp. 5.5% 8/1/29 (b)		10,000	8,940

Professional Services - 0.0%
Dun & Bradstreet Corp. 5% 12/15/29 (b)		8,000	7,275

Road & Rail - 0.2%
Hertz Corp. 4.625% 12/1/26 (b)		12,000	10,984
Uber Technologies, Inc. 4.5% 8/15/29 (b)		44,000	39,795
			50,779
Trading Companies & Distributors - 0.1%
Fortress Transportation & Infrastructure Investors LLC 5.5% 5/1/28 (b)		12,000	10,316

TOTAL INDUSTRIALS			743,527

INFORMATION TECHNOLOGY - 2.7%
Communications Equipment - 0.1%
CommScope, Inc. 4.75% 9/1/29 (b)		16,000	14,165
HTA Group Ltd. 7% 12/18/25 (b)		8,000	7,760
			21,925
Electronic Equipment & Components - 0.5%
Dell International LLC/EMC Corp. 6.2% 7/15/30		110,000	117,957

IT Services - 0.4%
Block, Inc. 2.75% 6/1/26 (b)		54,000	49,806
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 3.5% 3/1/29 (b)		28,000	25,848
Tempo Acquisition LLC 5.75% 6/1/25 (b)		6,000	5,986
Twilio, Inc. 3.625% 3/15/29		18,000	16,469
Virtusa Corp. 7.125% 12/15/28 (b)		8,000	6,720
			104,829
Semiconductors & Semiconductor Equipment - 1.1%
Entegris, Inc. 3.625% 5/1/29 (b)		28,000	24,756
Micron Technology, Inc. 2.703% 4/15/32		140,000	117,087
NXP BV/NXP Funding LLC/NXP U.S.A., Inc. 2.5% 5/11/31		140,000	117,277
onsemi 3.875% 9/1/28 (b)		12,000	11,383
			270,503
Software - 0.6%
Black Knight InfoServ LLC 3.625% 9/1/28 (b)		8,000	7,500
Clarivate Science Holdings Corp. 3.875% 7/1/28 (b)		42,000	38,092
Elastic NV 4.125% 7/15/29 (b)		28,000	24,504
NCR Corp. 5.125% 4/15/29 (b)		16,000	15,259
NortonLifeLock, Inc. 5% 4/15/25 (b)		10,000	9,988
Open Text Corp. 3.875% 12/1/29 (b)		44,000	40,271
			135,614
TOTAL INFORMATION TECHNOLOGY			650,828

MATERIALS - 1.4%
Chemicals - 0.8%
International Flavors & Fragrances, Inc. 2.3% 11/1/30 (b)		150,000	127,240
NOVA Chemicals Corp. 5.25% 6/1/27 (b)		10,000	9,727
Olympus Water U.S. Holding Corp. 6.25% 10/1/29 (b)		14,000	11,038
The Chemours Co. LLC 4.625% 11/15/29 (b)		8,000	7,230
Valvoline, Inc. 3.625% 6/15/31 (b)		36,000	31,981
			187,216
Construction Materials - 0.1%
VM Consolidated, Inc. 5.5% 4/15/29 (b)		28,000	24,614

Containers & Packaging - 0.2%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 5.25% 8/15/27 (b)		26,000	21,775
Berry Global, Inc. 5.625% 7/15/27 (b)		30,000	29,795
Crown Americas LLC/Crown Americas Capital Corp. IV 4.75% 2/1/26		10,000	9,850
			61,420
Metals & Mining - 0.2%
Allegheny Technologies, Inc. 4.875% 10/1/29		12,000	10,808
Coeur d'Alene Mines Corp. 5.125% 2/15/29 (b)		6,000	4,860
Eldorado Gold Corp. 6.25% 9/1/29 (b)		10,000	8,921
ERO Copper Corp. 6.5% 2/15/30 (b)		10,000	8,684
IAMGOLD Corp. 5.75% 10/15/28 (b)		6,000	4,191
Infrabuild Australia Pty Ltd. 12% 10/1/24 (b)		8,000	8,120
Mineral Resources Ltd. 8.5% 5/1/30 (b)		5,000	5,070
			50,654
Paper & Forest Products - 0.1%
Domtar Corp. 6.75% 10/1/28 (b)		8,000	7,841
Mercer International, Inc. 5.125% 2/1/29		10,000	9,200
			17,041
TOTAL MATERIALS			340,945

REAL ESTATE - 4.6%
Equity Real Estate Investment Trusts (REITs) - 3.6%
Alexandria Real Estate Equities, Inc. 2% 5/18/32		220,000	179,288
Boston Properties, Inc. 2.45% 10/1/33		220,000	176,438
Corporate Office Properties LP 2% 1/15/29		150,000	125,415
Duke Realty LP 2.875% 11/15/29		200,000	183,841
iStar Financial, Inc. 5.5% 2/15/26		8,000	8,035
SBA Communications Corp. 3.125% 2/1/29		12,000	10,673
Uniti Group, Inc. 6% 1/15/30 (b)		24,000	19,165
WP Carey, Inc. 2.45% 2/1/32		220,000	183,265
			886,120
Real Estate Management & Development - 1.0%
CBRE Group, Inc. 2.5% 4/1/31		140,000	117,802
Realogy Group LLC/Realogy Co.-Issuer Corp. 5.25% 4/15/30 (b)		12,000	10,436
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.125% 8/1/30 (b)		42,000	38,725
Vonovia SE 0.625% 3/24/31 (Reg. S)	EUR	100,000	85,826
			252,789
TOTAL REAL ESTATE			1,138,909

UTILITIES - 7.3%
Electric Utilities - 2.7%
DPL, Inc. 4.125% 7/1/25		8,000	7,680
Duke Energy Carolinas LLC 3.95% 11/15/28		170,000	170,824
NextEra Energy Capital Holdings, Inc. 1.9% 6/15/28		130,000	115,976
NextEra Energy Partners LP 3.875% 10/15/26 (b)		10,000	9,614
Northern States Power Co. 2.25% 4/1/31		210,000	185,509
Oncor Electric Delivery Co. LLC 4.15% 6/1/32 (b)		130,000	132,942
PG&E Corp. 5% 7/1/28		10,000	9,450
Vistra Operations Co. LLC 4.375% 5/1/29 (b)		44,000	41,127
			673,122
Independent Power and Renewable Electricity Producers - 1.6%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (b)		10,000	9,089
Sunnova Energy Corp. 5.875% 9/1/26 (b)		20,000	17,957
TerraForm Global, Inc. 6.125% 3/1/26 (b)		36,000	35,280
TerraForm Power Operating LLC 4.75% 1/15/30 (b)		8,000	7,580
The AES Corp.:
1.375% 1/15/26		140,000	126,484
2.45% 1/15/31		220,000	183,111
			379,501
Multi-Utilities - 3.0%
Consolidated Edison Co. of New York, Inc. 3.35% 4/1/30		190,000	181,540
Dominion Energy, Inc. 2.25% 8/15/31		220,000	186,030
NiSource, Inc. 1.7% 2/15/31		230,000	184,489
Puget Energy, Inc. 4.224% 3/15/32		190,000	181,298
			733,357
TOTAL UTILITIES			1,785,980

TOTAL NONCONVERTIBLE BONDS			11,660,914
TOTAL CORPORATE BONDS (Cost $11,994,150)			11,679,006

U.S. Treasury Obligations - 26.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 1.91% 4/20/23	3,000,000	2,948,188
U.S. Treasury Bonds 2.25% 2/15/52	2,600,000	2,174,656
U.S. Treasury Notes:
2.5% 4/30/24	600,000	599,813
2.5% 3/31/27	700,000	689,664
TOTAL U.S. TREASURY OBLIGATIONS (Cost $6,553,980)		6,412,321

U.S. Government Agency - Mortgage Securities - 16.7%
	Principal Amount (a)	Value ($)
Fannie Mae - 0.2%
3% 5/1/52	49,942	47,695
Ginnie Mae - 4.3%
2% 6/1/52 (e)	50,000	45,480
2% 6/1/52 (e)	100,000	90,961
2% 6/1/52 (e)	50,000	45,480
2% 6/1/52 (e)	100,000	90,961
2% 7/1/52 (e)	25,000	22,707
2% 7/1/52 (e)	25,000	22,707
2% 7/1/52 (e)	50,000	45,414
2% 7/1/52 (e)	50,000	45,414
2% 7/1/52 (e)	50,000	45,414
2.5% 6/1/52 (e)	50,000	46,868
2.5% 6/1/52 (e)	50,000	46,868
2.5% 6/1/52 (e)	50,000	46,868
2.5% 7/1/52 (e)	50,000	46,796
2.5% 7/1/52 (e)	25,000	23,398
3% 6/1/52 (e)	50,000	48,234
3% 6/1/52 (e)	50,000	48,234
3% 6/1/52 (e)	25,000	24,117
3% 6/1/52 (e)	25,000	24,117
4% 6/1/52 (e)	250,000	252,469
TOTAL GINNIE MAE		1,062,507
Uniform Mortgage Backed Securities - 12.2%
2% 6/1/37 (e)	100,000	94,539
2% 6/1/37 (e)	100,000	94,539
2% 6/1/37 (e)	100,000	94,539
2% 6/1/37 (e)	50,000	47,270
2% 6/1/37 (e)	50,000	47,270
2% 7/1/52 (e)	700,000	620,156
2% 7/1/52 (e)	50,000	44,297
2% 7/1/52 (e)	50,000	44,297
2.5% 6/1/52 (e)	350,000	322,082
2.5% 6/1/52 (e)	350,000	322,082
2.5% 7/1/52 (e)	250,000	229,668
3% 6/1/52 (e)	150,000	143,027
3% 7/1/52 (e)	100,000	95,168
3.5% 6/1/52 (e)	350,000	343,137
3.5% 6/1/52 (e)	250,000	245,098
3.5% 7/1/52 (e)	200,000	195,656
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		2,982,825
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $4,043,289)		4,093,027

Asset-Backed Securities - 8.1%
	Principal Amount (a)	Value ($)
Allegro CLO XV, Ltd. / Allegro CLO VX LLC Series 2022-1A Class A, CME TERM SOFR 3 MONTH INDEX + 1.500% 0% 7/20/35 (b)(c)(d)(e)	250,000	246,791
Ares LIX CLO Ltd. Series 2021-59A Class A, 3 month U.S. LIBOR + 1.030% 2.214% 4/25/34 (b)(c)(d)	250,000	241,910
Cedar Funding Ltd. Series 2021-14A Class A, 3 month U.S. LIBOR + 1.100% 2.1443% 7/15/33 (b)(c)(d)	260,000	254,008
CEDF Series 2021-6A Class ARR, 3 month U.S. LIBOR + 1.050% 2.1127% 4/20/34 (b)(c)(d)	200,000	193,289
Dryden CLO, Ltd. Series 2021-76A Class A1R, 3 month U.S. LIBOR + 1.150% 2.2127% 10/20/34 (b)(c)(d)	310,000	301,933
Eaton Vance CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.100% 2.1443% 4/15/31 (b)(c)(d)	250,000	244,858
Planet Fitness Master Issuer LLC Series 2022-1A Class A2I, 3.251% 12/5/51 (b)	100,000	91,661
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, 3 month U.S. LIBOR + 1.080% 2.1427% 4/20/33 (b)(c)(d)	310,000	302,900
Verizon Master Trust Series 2021-2 Class A, 0.99% 4/20/28	107,000	101,027
TOTAL ASSET-BACKED SECURITIES (Cost $2,007,807)		1,978,377

Commercial Mortgage Securities - 1.5%
	Principal Amount (a)	Value ($)
BXHPP Trust floater Series 2021-FILM Class A, 1 month U.S. LIBOR + 0.650% 1.525% 8/15/36 (b)(c)(d)	250,000	237,620
SLG Office Trust sequential payer Series 2021-OVA Class A, 2.5854% 7/15/41 (b)	150,000	131,364
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $380,503)		368,984

Foreign Government and Government Agency Obligations - 0.2%
	Principal Amount (a)	Value ($)
United Kingdom, Great Britain and Northern Ireland 4.25% 6/7/32 (Cost $54,063)	36,000	54,101

Common Stocks - 0.0%
	Shares	Value ($)
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
EQT Corp.	60	2,863
New Fortress Energy, Inc.	84	3,914
TOTAL COMMON STOCKS (Cost $6,265)		6,777

Bank Loan Obligations - 0.0%
	Principal Amount (a)	Value ($)
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.3964% 6/21/24 (c)(d)(f) (Cost $5,746)	6,000	5,330

Preferred Securities - 1.8%
		Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.4%
Telefonica Europe BV 2.502% (Reg. S) (c)(g)	EUR	100,000	97,425
CONSUMER STAPLES - 0.4%
Food Products - 0.4%
Danone SA 1% (Reg. S) (c)(g)	EUR	100,000	94,951
FINANCIALS - 0.6%
Consumer Finance - 0.1%
Ally Financial, Inc. 4.7% (c)(g)		20,000	16,868
Insurance - 0.5%
Aviva PLC 6.125% (c)(g)	GBP	100,000	126,640
TOTAL FINANCIALS			143,508
UTILITIES - 0.4%
Electric Utilities - 0.4%
TenneT Holding BV 2.995% (Reg. S) (c)(g)	EUR	100,000	107,567
TOTAL PREFERRED SECURITIES (Cost $461,878)			443,451

Money Market Funds - 14.6%
	Shares	Value ($)
Fidelity Cash Central Fund 0.82% (h) (Cost $3,568,896)	3,568,183	3,568,897

TOTAL INVESTMENT IN SECURITIES - 116.7% (Cost $29,076,577)	28,610,271
NET OTHER ASSETS (LIABILITIES) - (16.7)% (i)	(4,084,785)
NET ASSETS - 100.0%	24,525,486

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
2% 6/1/52	(25,000)	(22,740)
2% 6/1/52	(25,000)	(22,740)
2% 6/1/52	(50,000)	(45,480)
2% 6/1/52	(50,000)	(45,480)
2% 6/1/52	(50,000)	(45,480)
2.5% 6/1/52	(25,000)	(23,434)

TOTAL GINNIE MAE		(205,354)

Uniform Mortgage Backed Securities
2.5% 6/1/52	(250,000)	(230,058)
3.5% 6/1/52	(200,000)	(196,078)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(426,136)

TOTAL TBA SALE COMMITMENTS (Proceeds $626,383)		(631,490)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	1	Sep 2022	211,102	(119)	(119)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	1	Sep 2022	112,953	(229)	(229)
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	2	Sep 2022	256,969	(1,914)	(1,914)

TOTAL PURCHASED					(2,262)

Sold

Bond Index Contracts
ICE Long Gilt Contracts (United Kingdom)	1	Sep 2022	146,134	2,758	2,758

TOTAL FUTURES CONTRACTS					496
The notional amount of futures purchased as a percentage of Net Assets is 2.4%
The notional amount of futures sold as a percentage of Net Assets is 0.6%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

USD	6,295	EUR	5,870	HSBC Bank USA	6/02/22	(7)
EUR	2,000	USD	2,146	BNP Paribas	8/05/22	9
EUR	4,000	USD	4,237	Bank Of America NA	8/05/22	72
EUR	9,000	USD	9,685	HSBC Bank USA	8/05/22	11
GBP	1,500	USD	1,837	BNP Paribas	8/05/22	54
GBP	2,000	USD	2,498	Citibank NA	8/05/22	23
GBP	1,000	USD	1,261	HSBC Bank USA	8/05/22	0
USD	688,267	EUR	650,500	BNP Paribas	8/05/22	(12,523)
USD	1,567	EUR	1,500	BNP Paribas	8/05/22	(49)
USD	3,692	EUR	3,500	JPMorgan Chase Bank, N.A.	8/05/22	(78)
USD	2,157	EUR	2,000	JPMorgan Chase Bank, N.A.	8/05/22	2
USD	3,664	GBP	3,000	Citibank NA	8/05/22	(118)
USD	360,570	GBP	292,500	JPMorgan Chase Bank, N.A.	8/05/22	(8,187)
USD	49,299	GBP	40,000	JPMorgan Chase Bank, N.A.	8/05/22	(1,130)
USD	2,452	GBP	2,000	JPMorgan Chase Bank, N.A.	8/05/22	(69)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						(21,990)

Unrealized Appreciation						171
Unrealized Depreciation						(22,161)
Currency Abbreviations
EUR	-	European Monetary Unit
GBP	-	British pound sterling
USD	-	U.S. dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,711,656 or 23.3% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(g)	Security is perpetual in nature with no stated maturity date.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Includes $11,044 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.82%	-	34,828,822	31,259,925	4,311	-	-	3,568,897	0.0%
Total	-	34,828,822	31,259,925	4,311	-	-	3,568,897

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities.Corporate Bonds, U.S. Treasury Obligations, Foreign Government and Government Agency Obligations, Bank Loan Obligations and Preferred Securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.U.S. Government Agency - Mortgage Securities, Asset-Backed Securities and Commercial Mortgage Securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing vendor and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

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